UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Empyrean Capital Partners, LP
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Address:   10250 Constellation Boulevard
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           Suite 2950
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           Los Angeles, California  90067
           --------------------------------------------------

Form 13F File Number:      028-11141
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Hynes
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Title:     Chief Financial Officer
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Phone:     310-843-3060
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Tony Hynes             Los Angeles, California         5/15/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $246,774
                                               --------
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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
                                                      Form 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7        COLUMN 8
---------------------------  ------------  ---------     -------- ---------------------    ----------   -------  ------------------
                               TITLE OF                   VALUE   SHRS OR   SH/    PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER              CLASS        CUSIP      (x$1000)  PRN AMT   PRN    CALL   DISCRETION   MANAGERS   SOLE  SHARED NONE
--------------------------   ------------   ---------    -------  --- ---   ---    ----   ----------   --------   ----- ------ ----

AGNICO EAGLE MINES LTD           COM        008474108   9,961    175000   SH     Call                           175000

CELANESE CORP DEL             COM SER A     150870103   6,685    500000   SH                                    500000

CHESAPEAKE ENERGY CORP           COM        165167107   5,468    283500   SH                                    283500

CITIGROUP INC                    COM        172967101  15,365   6073000   SH                                   6073000

CORRECTIONS CORP AMER NEW      COME NEW     22025Y407  15,372   1200000   SH                                   1200000

FIRST ADVANTAGE CORP             CL A       31845F100   5,749    417201   SH                                    417201

FREEPORTMCMORAN COPPER & GO     COM         35671D857   7,622    200000   SH                                    200000

ISHARES INC                 MSCI CDA INDEX  464286509   8,602    522600   SH                                    522600

ISHARES SILVER TRUST           ISHARES      46428Q109  11,511    900000   SH                                    900000

L-3 COMMUNICATIONS HLDGS INC     COM         502424104   4,278     63100   SH                                     63100

LIBERTY MEDIA CORP NEW      CAP COM SER A   53071M302  11,168   1600000   SH                                   1600000

LOCKHEED MARTIN CORP             COM        539830109   5,384     78000   SH                                     78000

MARKET VECTORS ETF TR       GOLD MINER ETF  57060U100   3,200      5000   SH                                      5000

NORTHROP GRUMMAN CORP            COM        666807102   3,138     71900   SH                                     71900

PIER 1 IMPORTS INC          NOTE 6.375% 2/1 720279AH1     393   1000000  PRN                                   1000000

RAYTHEON CO                    COM NEW      755111507   3,758     96500   SH                                     96500

ROHM & HAAS CO                   COM        775371107  15,768    200000   SH                                    200000

SCHERING PLOUGH CORP             COM        806605101  22,533    956800   SH                                    956800

SPDR GOLD TRUST                GOLD SHS     78463V107  24,287   253,400   SH                                   253,400

SUNCOR ENERGY INC                COM        867229106  14,437    650000   SH                                    650000

VECTOR GROUP LTD            DBCV 5.750% 6/1 92240MAL2  10,465  11500000  PRN                                  11500000

VIRGIN MEDIA INC                 COM        92769L101   4,800   1000000   SH                                   1000000

WILLIAMS COS INC DEL             COM        969457100   4,552    400000   SH                                    400000

WYETH                            COM        983024100  32,280    750000   SH                                    750000
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